Debt - Schedule of Long-Term Loans (Details) (10-K) (Parenthetical)				6 Months Ended			12 Months Ended
	Dec. 13, 2017 USD ($)	Jun. 26, 2017 USD ($)	Feb. 14, 2017 USD ($)	Mar. 31, 2020 USD ($)		Mar. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)		Sep. 30, 2018 USD ($)		Sep. 30, 2019 CNY (¥)	Dec. 13, 2017 CNY (¥)	Jun. 26, 2017 CNY (¥)	Feb. 14, 2017 CNY (¥)
Long term borrowings				$ 3,284,749			$ 3,222,056		$ 3,348,816
Interest expenses				172,913		$ 125,340	333,190		286,461
Xi'an Investment Holding Co., Ltd. [Member]
Long term borrowings				2,115,781	[1]		2,101,341	[1]	2,184,010	[2]
Xi'an High-Tech Emerging Industry Investment Fund Partnership [Member]
Long term borrowings				$ 1,128,416	[3]		1,120,715	[3]	1,164,806	[4]
Loan Agreement [Member] | Xi'an Investment Holding Co., Ltd. [Member]
Long term borrowings	$ 2,200,000		$ 2,200,000
Debt maturity date, description	As working capital for three years.		As working capital for three years.
Loan Agreement [Member] | Xi'an Investment Holding Co., Ltd. [Member] | Mature on February 13, 2020 [Member]
Long term borrowings							700,447
Loans payable	$ 700,000		$ 700,000
Debt maturity date	Feb. 13, 2020		Feb. 13, 2020
Loan Agreement [Member] | Xi'an Investment Holding Co., Ltd. [Member] | Mature on December 12, 2020 [Member]
Loans payable	$ 1,500,000		$ 1,500,000
Debt maturity date	Dec. 12, 2020		Dec. 12, 2020
Loan Agreement [Member] | Xi'an Investment Holding Co., Ltd. [Member] | Minimum [Member]
Interest rate	2.00%		2.00%									2.00%		2.00%
Loan Agreement [Member] | Xi'an Investment Holding Co., Ltd. [Member] | Maximum [Member]
Interest rate	4.00%		4.00%									4.00%		4.00%
Loan Agreement [Member] | Xi'an High-Tech Emerging Industry Investment Fund Partnership [Member]
Long term borrowings		$ 1,100,000
Debt maturity date, description		As working capital for three years, with maturity date on June 25, 2020.
Interest rate		3.80%											3.80%
Debt maturity date		Jun. 25, 2020
Interest expenses							$ 331,190		$ 286,461
RMB [Member] | Loan Agreement [Member] | Xi'an Investment Holding Co., Ltd. [Member]
Long term borrowings | ¥												¥ 15,000,000		¥ 15,000,000
RMB [Member] | Loan Agreement [Member] | Xi'an Investment Holding Co., Ltd. [Member] | Mature on February 13, 2020 [Member]
Long term borrowings | ¥											¥ 5,000,000
Loans payable | ¥												5,000,000		5,000,000
RMB [Member] | Loan Agreement [Member] | Xi'an Investment Holding Co., Ltd. [Member] | Mature on December 12, 2020 [Member]
Loans payable | ¥												¥ 10,000,000		¥ 10,000,000
RMB [Member] | Loan Agreement [Member] | Xi'an High-Tech Emerging Industry Investment Fund Partnership [Member]
Long term borrowings | ¥													¥ 8,000,000

[1]	On February 14, 2017 and on December 13, 2017, the Company's VIE, Xi'an App-Chem entered into loan agreements with third-party Xi'an Investment Holdings Co., Ltd., to borrow an aggregate of RMB 15.0 million (approximately $2.2 million) as working capital for three years, with interest rate ranging from 2% to 4% per annum. Among the total RMB 15.0 million loans, RMB5.0 million (equivalent to US$0.7 million) will mature on February 13, 2020 and RMB10.0 million (approximately $1.5 million) will mature on December 12, 2020. The Company's controlling shareholder, Mr. Yongwei Hu, pledged his proportionate ownership interest in Xi'an App-chem and his personal bank savings as collateral to safeguard these loans. As of September 30, 2019, RMB 5 million ($700,447) to be matured on February 13, 2020 was reclassified as current portion of long term loans. The loan matured on February 12, 2020 but not repaid on time due to COVID-19 impact. The loan payment term has subsequently been extended to December 2020 in accordance with a COVID-19 relief notice issued by local government.
[2]	On February 14, 2017 and on December 13, 2017, the Company's VIE, Xi'an App-Chem entered into loan agreements with third-party Xi'an Investment Holdings Co., Ltd., to borrow an aggregate of RMB 15.0 million (approximately $2.2 million) as working capital for three years, with interest are ranging from 2% to 4% per annum. Among the total RMB 15.0 million loans, RMB5.0 million (equivalent to US$0.7 million) will mature on February 13, 2020 and RMB10.0 million (approximately $1.5 million) will mature on December 12, 2020. The Company's controlling shareholder, Mr. Yongwei Hu, pledged his proportionate ownership interest in Xi'an App-chem and his personal bank savings as collaterals to safeguard these loans. As of September 30, 2019, RMB 5 million ($700,447) to be matured on February 13, 2020 was reclassified as current portion of long term loans. The loan matured on February 12, 2020 but not repaid on time due to COVID-19 impact. The loan payment term has subsequently been extended to December 2020 in accordance with a COVID-19 relief notice issued by local government.
[3]	On June 26, 2017, the Company's VIE, Xi'an App-Chem, entered into a loan agreement with third-party Xi'an High-tech Emerging Industries Investment Fund Partnership (the "Lender") to borrow RMB 8.0 million (approximately $1.1 million) as working capital for three years, with maturity date on June 25, 2020 and, an interest rate of 3.8% per annum. The Company's controlling shareholder, Mr. Yongwei Hu, pledged his proportionate ownership interest in Xi'an App-chem as collateral safeguard this loan. As of September 30, 2019, this loan was reclassified as current portion of long term loans. The loan matured on June 26, 2020 and not repaid on time due to COVID-19 impact. The Company has negotiated with the Lender to extend the loan repayment date for additional 12 months in accordance with a COVID-19 relief notice issued by local government .
[4]	On June 26, 2017, the Company's VIE, Xi'an App-Chem, entered into a loan agreement with third-party Xi'an High-tech Emerging Industries Investment Fund Partnership (the "Lender") to borrow RMB 8.0 million (approximately $1.1 million) as working capital for three years, with maturity date on June 25, 2020 and, an interest rate of 3.8% per annum. The Company's controlling shareholder, Mr. Yongwei Hu, pledged his proportionate ownership interest in Xi'an App-chem as collateral safeguard this loan. As of September 30, 2019, this loan was reclassified as current portion of long term loans. The loan matured on June 26, 2020 and not repaid on time due to COVID-19 impact. The Company is now negotiating with the Lender to extend the loan repayment date for additional 12 months in accordance with a COVID-19 relief notice issued by local government.